Goodwill and Intangible Assets - Gross Values And Amortization Of Intangible Assets - (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 387,905	$ 310,117
Accumulated amortization	227,671	203,025
Intangible assets	160,234	107,092
Definite Lived Intangible Assets [Member]
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	378,350	302,767
Accumulated amortization	227,671	203,025
Intangible assets	150,679	99,742
Definite Lived Intangible Assets [Member] | Unpaid losses and loss expenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	191,196	191,196
Accumulated amortization	168,581	157,842
Intangible assets	$ 22,615	33,354
Finite-Lived Intangible Asset, Useful Life	11 years
Definite Lived Intangible Assets [Member] | Renewal rights
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 48,163	48,163
Accumulated amortization	27,909	23,404
Intangible assets	$ 20,254	24,759
Finite-Lived Intangible Asset, Useful Life	13 years
Definite Lived Intangible Assets [Member] | Customer relationships
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 63,408	63,408
Accumulated amortization	29,353	21,779
Intangible assets	$ 34,055	41,629
Finite-Lived Intangible Asset, Useful Life	13 years
Definite Lived Intangible Assets [Member] | Life VOBA
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 75,583	0
Accumulated amortization	1,828	0
Intangible assets	$ 73,755	0
Finite-Lived Intangible Asset, Useful Life	100 years
Indefinite Lived Intangible Assets [Member] | Insurance licenses
Goodwill And Intangible Assets [Line Items]
Gross intangible assets excluding goodwill	$ 9,555	7,350
Intangible assets	$ 9,555	$ 7,350